Debt - Schedule of Carrying Value and Weighted Average Interest Rate of Individual Components of Debt (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Debt Instrument [Line Items]
Total debt	$ 6,415.2	$ 6,554.8
Less: current portion of debt	740.7	608.7
Long-term debt due after one year	$ 5,674.5	$ 5,946.1
Debt, Weighted Average Interest Rate	4.10%	3.60%
Notes Due Fiscal 2019 to 2022 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 1,470.9	$ 1,484.5
Debt, Weighted Average Interest Rate	4.20%	4.20%
Notes Due Fiscal 2023 to 2028 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 2,534.4	$ 1,368.8
Debt, Weighted Average Interest Rate	3.80%	3.60%
Notes Due Fiscal 2030 to 2033 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 964.1	$ 975.5
Notes Due Fiscal 2037 to 2047 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 178.5	$ 178.8
Debt, Weighted Average Interest Rate	6.30%	6.30%
Term Loan Facilities [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 599.4	$ 1,622.7
Debt, Weighted Average Interest Rate	3.70%	2.50%
Revolving Credit and Swing Facilities [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 355.0	$ 436.4
Debt, Weighted Average Interest Rate	3.20%	1.10%
Receivables Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total debt		$ 110.0
Debt, Weighted Average Interest Rate		2.10%
Capital Lease Obligations [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 171.0	$ 177.0
Debt, Weighted Average Interest Rate	4.10%	4.30%
Supplier Financing and Commercial Card Programs [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 105.1	$ 130.3
International and Other Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 36.8	$ 70.8
Debt, Weighted Average Interest Rate	6.10%	6.80%
Notes Due Fiscal 2030 to 2033 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	5.20%	5.20%